Operating expenses and crude oil stock fluctuation - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Expenses by nature [abstract]
Fees and compensation for services	$ 4,028	$ 9,694	$ 17,062	$ 15,416
Consumption of materials and repairs	10,956	55,813	67,209	47,371
Salaries and social security charges	1,515	7,353	10,943	7,714
Easements and canons	1,329	7,147	9,632	4,082
Transportation	113	2,204	2,914	531
Employee benefits	270	1,421	2,836	1,240
General expenses	156	2,613	3,835	1,107
Total operating expenses	$ 18,367	$ 86,245	$ 114,431	$ 77,461